Stock-Based Compensation (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Restricted Stock [Member]
Summary of Company's restricted shares
Restricted Shares, Non-vested, Beginning Balance	28,000	35,000
Restricted Shares, Vesting	(7,000)	(7,000)
Restricted Shares, Non-vested, Ending Balance	21,000	28,000
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 8.84	$ 8.84
Weighted Average Grant Date Fair Value, Vesting	$ 8.84	$ 8.84
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 8.84	$ 8.84